Non-current and current financial debts - Schedule of financial debts (Details) $ in Millions, ¥ in Billions	Jun. 30, 2025 USD ($)	Jan. 20, 2025 USD ($)	Jan. 20, 2025 JPY (¥)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,664			$ 4,538
Total current financial debts	81			105
Total financial debts	4,745			4,643
Local facilities (Japan), floating rate debt due 2028
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	57			0
Total current financial debts	$ 0			26
Total financial debts		$ 64	¥ 10
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%
Total non-current financial debts	$ 499			499
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.375%
Total non-current financial debts	$ 584			517
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Total non-current financial debts	$ 996			995
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%
Total non-current financial debts	$ 747			746
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Total non-current financial debts	$ 694			694
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%
Total non-current financial debts	$ 495			495
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%
Total non-current financial debts	$ 592			592
Revolving facility, floating rate due 2029
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0			0
All others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	61			67
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	10			8
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 10			$ 4